Templeton Global Investment Trust

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

tel 954.527.7500

fax 954.847.2288

July 23, 2018

Filed Via EDGAR (CIK #0000916488)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re: Templeton Global Investment Trust (the "Trust")

       on behalf of Templeton Frontier Markets Fund (the "Fund")

       File Nos. 033-73244 and 811-08226

                     Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of meeting of shareholders and form of proxy card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”), scheduled to be held on September 21, 2018.  Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about August 30, 2018.

As described in the proxy statement, at the Meeting, shareholders will be asked to vote to approve (i) a new Investment Management Agreement with Franklin Templeton Investments (ME) Limited; (ii) an amended fundamental investment policy regarding industry concentration; (iii) an amended fundamental investment restriction regarding investments in commodities; and (iv) the use of a “manager of mangers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval. The preliminary proxy statement filed herewith is substantially similar to the definitive proxy statement filed with the U.S. Securities and Exchange Commission (“SEC”) on September 7, 2017, and reflects the responses to the SEC staff’s comments received in connection with the preliminary proxy statement filed with the SEC on July 31, 2017.

Please direct all questions and comments relating to this filing to Lisa A. Duda of Stradley Ronon Stevens & Young, LLP at (215) 564-8143 or, in her absence, to Kristin H. Ives of Stradley Ronon Stevens & Young, LLP at (215) 564-8037.

Sincerely yours,

TEMPLETON GLOBAL INVESTMENT TRUST

/s/ LORI A. WEBER

Lori A. Weber

Vice President and Secretary

cc: Lisa A. Duda

        Kristin H. Ives

LAW/dmm

# 3338235  v. 1